Sohu.com Limited Shareholders' Equity (Sogou 2010 Share Incentive Plan, Share Option Assumptions) (Details) - Sogou [Member] - Share Options [Member]	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2
Expected forfeiture rate (post-vesting)	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		3
Expected forfeiture rate (post-vesting)	12.00%
Sogou 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple			2
Expected forfeiture rate (post-vesting)	0.00%		12.00%
Weighted average expected option life	4 years	7 years	9 years
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value of share options | $ / shares	$ 4.48	$ 4.05	$ 12.26
Sogou 2010 Share Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	1.21%	2.60%	3.36%
Exercise multiple	2	2
Expected forfeiture rate (post-vesting)	0.00%	0.00%
Volatility rate	38.00%	36.00%	40.00%
Sogou 2010 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	1.66%	2.86%	3.51%
Exercise multiple	3	3
Expected forfeiture rate (post-vesting)		12.00%
Volatility rate	44.00%	41.00%	46.00%